Schedule of Investments (unaudited)	iShares® U.S. Energy ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.7%
OGE Energy Corp.	421,101	$14,212,159

Energy Equipment & Services — 7.9%
Baker Hughes Co., Class A	1,530,119	32,499,728
Halliburton Co.	1,871,653	38,705,784
NOV Inc.(a)	821,716	11,347,898
Schlumberger Ltd.	2,941,520	84,804,022
TechnipFMC PLC(a)	890,729	6,431,063
		173,788,495
Oil, Gas & Consumable Fuels — 90.3%
APA Corp.	795,028	14,906,775
Cabot Oil & Gas Corp.	840,783	13,452,528
Cheniere Energy Inc.(a)	485,367	41,222,219
Chevron Corp.	4,065,688	413,927,695
Cimarex Energy Co.	216,226	14,097,935
ConocoPhillips	2,838,527	159,127,824
Continental Resources Inc./OK	131,791	4,500,663
Devon Energy Corp.	1,253,065	32,379,200
Diamondback Energy Inc.	380,670	29,361,077
DTE Midstream LLC(a)	203,749	8,638,958
EOG Resources Inc.	1,227,607	89,443,446
EQT Corp.(a)	587,136	10,797,431
Equitrans Midstream Corp.	854,551	7,024,409
Exxon Mobil Corp.	8,905,515	512,690,499
Hess Corp.	577,455	44,140,660
HollyFrontier Corp.	314,410	9,243,654
Kinder Morgan Inc.	4,096,770	71,201,863
Marathon Oil Corp.	1,657,973	19,215,907
Marathon Petroleum Corp.	1,340,109	74,000,819
Occidental Petroleum Corp.	1,767,141	46,122,380
ONEOK Inc.	937,229	48,707,791
Ovintiv Inc.	549,125	14,090,547
Phillips 66	921,121	67,637,915
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	487,451	$70,860,752
Targa Resources Corp.	480,919	20,251,499
Texas Pacific Land Corp.	16,302	24,331,550
Valero Energy Corp.	859,857	57,584,623
Williams Companies Inc. (The)	2,555,385	64,012,394
		1,982,973,013
Semiconductors & Semiconductor Equipment — 0.7%
First Solar Inc.(a)(b)	178,878	15,390,663

Total Common Stocks — 99.6%
(Cost: $2,324,287,538)		2,186,364,330

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	734,933	735,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,070,000	4,070,000
		4,805,300

Total Short-Term Investments — 0.2%
(Cost: $4,805,300)		4,805,300

Total Investments in Securities — 99.8%
(Cost: $2,329,092,838)		2,191,169,630

Other Assets, Less Liabilities — 0.2%		3,685,289

Net Assets — 100.0%		$2,194,854,919

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$735,438	(a)	$—	$(138)	$—	$735,300	734,933	$984	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,640,000	430,000	(a)	—	—	—	4,070,000	4,070,000	75		—
					$(138)	$—	$4,805,300		$1,059		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Energy ETF
July 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Energy E-Mini Index	161	09/17/21	$8,243	$(437,850)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$2,186,364,330	$—	$—	$2,186,364,330
Money Market Funds	4,805,300	—	—	4,805,300
	$2,191,169,630	$—	$—	$2,191,169,630

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(437,850)	$—	$—	$(437,850)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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